Provisions (Tables)	12 Months Ended
Mar. 31, 2026
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Components of and Changes in Provisions
The components of and changes in provisions for the year ended March 31, 2026 are as follows:

	Yen (millions)
	Product warranties *1	EV-related losses *2	Other	Total
Balance as of April 1, 2025	¥858,103	¥52,199	¥145,413	¥1,055,715

Additional provisions	¥319,613	¥667,366	¥68,605	¥1,055,584
Write-offs	(354,596)	(82,954)	(48,734)	(486,284)
Reversal	(19,037)	—	(18,538)	(37,575)
Other	63,085	10,886	22,065	96,036

Balance as of March 31, 2026	¥867,168	¥647,497	¥168,811	¥1,683,476

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Current liabilities	¥388,441	¥948,252
Non-current liabilities	667,274	735,224

Total	¥1,055,715	¥1,683,476